UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JANUARY 31, 2015

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 69.1%
Atlantes Mortgage PLC, 2001 B	1.369%	1/17/36	4,400,000	EUR	$4,910,699	(a)(b)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.219%	7/17/49	4,450,596	EUR	4,841,318	(a)(b)
BBVA RMBS Fondo de Titulizacion de Activos, 2007-1 A2	0.211%	6/19/50	9,880,386	EUR	10,686,241	(a)(b)
BBVA RMBS Fondo de Titulizacion de Activos, 2007-2 A2	0.222%	9/17/50	16,245,379	EUR	17,850,961	(a)(b)
Citigroup Commercial Mortgage Trust, 2007-C6 AJ	5.713%	12/10/49	9,175,000		8,723,773	(a)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.710%	7/10/17	6,000,000		5,673,300	(a)(c)
Fondo de Titulizacion de Activos UCI, 2009 B	0.731%	6/19/35	1,067,356	EUR	1,137,251	(a)(b)
Fondo de Titulizacion de Activos UCI, 2016 B	0.382%	6/16/49	10,000,000	EUR	8,309,588	(a)(b)
Fondo de Titulizacion de Activos UCL, 2016 A2	0.232%	6/16/49	21,747,245	EUR	22,002,696	(a)(b)
Grifonas Finance PLC, 2001 A	0.551%	8/28/39	6,926,405	EUR	5,283,975	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A3	0.231%	1/15/50	19,741,200	EUR	20,635,376	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.242%	3/15/38	11,906,761	EUR	11,821,848	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.201%	1/15/50	22,090,642	EUR	22,372,168	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.219%	3/22/43	15,487,694	EUR	15,663,877	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.219%	3/22/44	25,879,323	EUR	26,253,436	(a)(b)
Infinity, SOPR A	0.265%	11/5/19	20,427,375	EUR	22,309,649	(a)(b)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.932%	6/14/40	3,959,312	EUR	3,918,782	(a)(b)
Kildare Securities Ltd., 2007-1 A3	0.282%	12/10/43	17,250,000	EUR	18,588,043	(a)(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 C	5.906%	7/15/44	2,040,000		1,885,139	(a)
LB-UBS Commercial Mortgage Trust, 2005-C7 F	5.350%	11/15/40	4,980,000		4,691,802	(a)
Lusitano Mortgages PLC, 2002 B	1.038%	11/16/46	4,375,000	EUR	4,656,072	(a)(b)
Lusitano Mortgages PLC, 2004 A	0.302%	9/15/48	7,497,820	EUR	7,975,468	(a)(b)
Lusitano Mortgages PLC, 2006 A	0.282%	3/15/60	39,743,425	EUR	42,225,020	(a)
Magellan Mortgages PLC, 2002 B	1.169%	7/18/36	2,180,000	EUR	2,383,001	(a)(b)
Magellan Mortgages PLC, 2004 A	0.200%	7/20/59	16,360,753	EUR	17,059,901	(a)(b)
Mansard Mortgages PLC, 2007-2X M2	2.560%	12/15/49	6,350,000	GBP	9,302,819	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.978%	12/1/50	2,200,000	EUR	2,039,551	(a)(b)
Newgate Funding PLC, 2006-3X CB	0.536%	12/1/50	3,900,000	EUR	3,469,106	(a)(b)
Newgate Funding PLC, 2007-1X CB	0.462%	12/1/50	5,000,000	EUR	4,468,505	(a)(b)
Newgate Funding PLC, 2007-2X BB	0.332%	12/15/50	7,000,000	EUR	6,355,145	(a)(b)
Newgate Funding PLC, 2007-2X CB	0.522%	12/15/50	3,000,000	EUR	2,638,921	(a)(b)
Pastor GC Hipotecario 5, A2	0.249%	6/21/46	21,036,771	EUR	21,406,133	(a)(b)
RMAC Securities PLC, 2006-NS1X B1C	0.963%	6/12/44	11,008,339	EUR	10,915,105	(a)(b)
RMAC Securities PLC, 2006-NS4X B1C	0.933%	6/12/44	11,378,708	EUR	11,008,657	(a)(b)
RMAC Securities PLC, 2007-NS1X M2C	0.553%	6/12/44	3,760,000	EUR	3,672,364	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2005 C	1.532%	3/15/35	1,501,710	EUR	1,595,530	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.218%	2/17/50	1,614,717	EUR	1,778,100	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 B	0.398%	2/17/50	3,800,000	EUR	3,415,983	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M3	3.768%	4/25/24	9,150,000		8,587,952	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M3	3.905%	9/25/24	18,150,000		16,836,267	(a)
TDA CAM Fondo de Titulizacion de Activos, 2001 B	0.629%	9/22/32	2,000,000	EUR	2,159,694	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2002 B	0.755%	10/26/32	3,600,000	EUR	3,805,743	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2003 B	0.755%	4/26/33	1,500,000	EUR	1,597,503	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.169%	6/26/39	19,864,398	EUR	21,911,700	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.175%	10/26/43	8,334,298	EUR	9,060,171	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
TDA CAM Fondo de Titulizacion de Activos, 2007 A2	0.221%	2/26/49	27,274,118	EUR	$29,616,388	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.211%	2/26/49	16,305,949	EUR	16,878,197	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.244%	4/28/50	25,332,751	EUR	26,289,861	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.254%	4/28/50	6,768,119	EUR	7,028,295	(a)(b)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.209%	6/22/40	5,667,880	EUR	6,140,208	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.229%	12/28/50	10,903,741	EUR	11,807,712	(a)(b)
TDA Ibercaja Fondo de Titulizacion de Activos, 2003 B	0.309%	12/28/43	330,446	EUR	331,514	(a)(b)
TDA Ibercaja Fondo de Titulizacion de Activos, 2004 D	0.561%	8/26/44	2,843,811	EUR	2,645,477	(a)(b)
TDA Mixto Fondo de Titulizacion de Activos, 2016 B1	0.729%	3/22/35	2,500,000	EUR	2,634,662	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 AJ	5.368%	11/15/48	9,300,000		9,374,140	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $637,860,892)					570,630,787

ASSET-BACKED SECURITIES - 11.6%
Access Group Inc., 2005-A B	1.056%	7/25/34	5,896,208		5,344,978	(a)
CFIP CLO Ltd., 2013-1A E	5.407%	4/20/24	3,000,000		2,658,000	(a)(c)
Denali Capital CLO X Ltd., 2013-1A B2L	4.984%	4/28/25	8,400,000		7,535,640	(a)(c)
Figueroa CLO Ltd., 2013-1A D	5.032%	3/21/24	4,500,000		4,085,743	(a)(c)
Flagship VII Ltd., 2013-7A E	5.007%	1/20/26	9,300,000		7,958,940	(a)(c)
LCM Limited Partnership, 9A E	4.453%	7/14/22	6,000,000		5,765,400	(a)(c)
MAPS CLO Fund LLC, 2007-2A D	4.507%	7/20/22	5,000,000		4,784,000	(a)(c)
Mountain View Funding CLO, 2007-3A E	3.904%	4/16/21	7,000,000		6,654,326	(a)(c)
Octagon Investment Partners XI Ltd., 2007-1A C	2.233%	8/25/21	4,500,000		4,192,650	(a)(c)
Octagon Investment Partners XVIII Ltd., 2013-1A D	5.482%	12/16/24	5,598,000		4,978,587	(a)(c)
Option One Mortgage Loan Trust, 2005-4 M1	0.608%	11/25/35	5,190,000		4,892,374	(a)
SLM Student Loan Trust, 2005-B B	0.641%	6/15/39	1,154,217		1,059,330	(a)
SLM Student Loan Trust, 2005-B C	0.941%	6/15/39	15,497,240		14,713,235	(a)
Venture CDO Ltd., 2013-13A E	5.538%	6/10/25	4,000,000		3,667,112	(a)(c)
Vericrest Opportunity Loan Transferee, 2014-NPL9 A1	3.375%	11/25/54	3,996,522		3,991,206	(c)
Vericrest Opportunity Loan Transferee, 2014-NPL9 A2	4.750%	11/25/54	10,000,000		9,743,130	(c)
WhiteHorse Ltd., 2012-1A B2L	5.482%	2/3/25	4,000,000		3,601,200	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $97,458,850)					95,625,851

CORPORATE BOND & NOTES - 0.5%
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Co., Secured Notes (Cost - $4,235,000)	4.875%	2/15/25	4,235,000		4,245,587	(c)

SOVEREIGN BONDS - 3.5%
Australia - 1.8%
Australia Government Bond, Senior Bonds	2.750%	4/21/24	18,100,000	AUD	14,504,129

New Zealand - 1.7%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	16,970,000	NZD	14,385,305	(b)

TOTAL SOVEREIGN BONDS (Cost - $29,202,170)					28,889,434

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $768,756,912)					699,391,659

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 10.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $89,556,508)	0.088%	89,556,508	$89,556,508

TOTAL INVESTMENTS - 95.5% (Cost - $858,313,420#)			788,948,167
Other Assets in Excess of Liabilities - 4.5%			37,289,896

TOTAL NET ASSETS - 100.0%			$826,238,063

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
EUR	— Euro
GBP	— British Pound
NZD	— New Zealand Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$570,630,787	—	$570,630,787
Asset-backed securities	—	95,625,851	—	95,625,851
Corporate bond & notes	—	4,245,587	—	4,245,587
Sovereign bonds	—	28,889,434	—	28,889,434

Total long-term investments	—	$699,391,659	—	$699,391,659

Short-term investments†	$89,556,508	—	—	89,556,508

Total investments	$89,556,508	$699,391,659	—	$788,948,167

Other financial instruments:
Futures contracts	$1,132,402	—	—	$1,132,402
Forward foreign currency contracts	—	$63,161,925	—	63,161,925
OTC credit default swaps on sovereign issues - buy protection‡	—	199,821	—	199,821
OTC credit default swaps on credit indices - buy protection‡	—	36,490	—	36,490

Total other financial instruments	$1,132,402	$63,398,236	—	$64,530,638

Total	$90,688,910	$762,789,895	—	$853,478,805

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$3,392,388	—	$3,392,388
OTC credit default swaps on credit indices - sell protection‡	—	1,175,018	—	1,175,018

Total	—	$4,567,406	—	$4,567,406

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$111,173
Gross unrealized depreciation	(69,476,426)

Net unrealized depreciation	$(69,365,253)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	420	3/15	$74,021,348	$75,153,750	$1,132,402

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	73,491,000,000	USD	66,583,012	Barclays Bank PLC	2/5/15	$612,487
USD	26,020,079	KRW	28,250,000,000	Barclays Bank PLC	2/5/15	190,074
USD	33,247,059	KRW	36,738,000,000	Barclays Bank PLC	2/5/15	(343,834)
USD	7,556,879	KRW	8,503,000,000	Barclays Bank PLC	2/5/15	(217,724)
EUR	10,450,000	USD	12,963,248	Citibank N.A.	2/10/15	(1,154,020)
USD	377,529,354	EUR	300,485,000	Citibank N.A.	2/10/15	37,960,369
USD	12,995,617	EUR	10,550,000	Citibank N.A.	2/10/15	1,073,382
USD	15,136,099	EUR	12,150,000	Citibank N.A.	2/10/15	1,405,753
USD	17,780,016	EUR	14,460,000	Citibank N.A.	2/10/15	1,439,209
EUR	24,990,000	USD	28,993,398	HSBC Bank USA, N.A.	2/10/15	(752,956)
USD	24,851,362	EUR	19,890,000	HSBC Bank USA, N.A.	2/10/15	2,374,276
USD	9,982,376	EUR	8,000,000	HSBC Bank USA, N.A.	2/10/15	941,819
USD	34,652,061	EUR	29,865,000	HSBC Bank USA, N.A.	2/10/15	902,530
USD	38,695,354	EUR	34,530,000	HSBC Bank USA, N.A.	2/10/15	(325,952)
USD	8,661,821	EUR	6,930,000	JPMorgan Chase & Co.	2/10/15	830,438
USD	39,133,433	EUR	31,610,000	JPMorgan Chase & Co.	2/10/15	3,411,930
USD	1,719,639	EUR	1,380,000	JPMorgan Chase & Co.	2/10/15	160,143
USD	6,668,735	EUR	5,360,000	JPMorgan Chase & Co.	2/10/15	611,562
USD	9,913,389	EUR	7,910,000	JPMorgan Chase & Co.	2/10/15	974,538
USD	31,823,206	EUR	25,600,000	JPMorgan Chase & Co.	2/10/15	2,893,423
EUR	14,995,000	USD	17,341,527	Morgan Stanley Capital Services Inc.	2/10/15	(396,132)
EUR	5,920,000	USD	6,846,577	Morgan Stanley Capital Services Inc.	2/10/15	(156,564)
EUR	8,530,000	USD	9,611,473	Morgan Stanley Capital Services Inc.	2/10/15	28,022
EUR	2,735,000	USD	3,097,234	Morgan Stanley Capital Services Inc.	2/10/15	(6,493)
USD	5,358,804	EUR	4,290,000	Morgan Stanley Capital Services Inc.	2/10/15	510,805
USD	15,418,043	EUR	12,350,000	Morgan Stanley Capital Services Inc.	2/10/15	1,461,682
USD	16,458,785	EUR	13,290,000	Morgan Stanley Capital Services Inc.	2/10/15	1,440,159
USD	6,198,215	EUR	4,980,000	Morgan Stanley Capital Services Inc.	2/10/15	570,468
USD	2,827,817	EUR	2,520,000	Morgan Stanley Capital Services Inc.	2/10/15	(19,959)
USD	39,800,460	EUR	35,000,000	National Australia Bank Ltd.	2/10/15	248,022
USD	9,699,845	EUR	8,600,000	National Australia Bank Ltd.	2/10/15	(18,754)
USD	2,324,130	EUR	1,870,000	UBS AG	2/10/15	210,899
USD	15,688,787	EUR	12,520,000	UBS AG	2/10/15	1,540,315
USD	13,689,973	EUR	11,470,000	UBS AG	2/10/15	728,073
USD	14,743,735	AUD	18,700,000	UBS AG	2/12/15	194,275
USD	8,633,763	GBP	5,500,000	HSBC Bank USA, N.A.	3/13/15	351,763
USD	14,609,910	NZD	20,090,000	UBS AG	4/16/15	95,509

Total						$59,769,537

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citigroup Global Markets Inc. (Government of France, 4.250%, due 4/25/19)	$24,600,000	12/20/19	0.412%	0.250% quarterly	$199,821	$311,135	$(111,314)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICIES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.6 Index)	$8,425,000	5/11/63	5.000% monthly	$36,490	$196,966	$(160,476)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Global Markets Inc. (Markit CMBX.NA.BB.6 Index)	$6,375,000	5/11/63	5.000% monthly	$(27,610)	$173,930	$(201,540)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	4,590,000	5/11/63	5.000% monthly	(19,880)	42,233	(62,113)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	15,130,000	5/11/63	5.000% monthly	(65,530)	27,746	(93,276)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.7 Index)	16,875,000	1/17/47	5.000% monthly	(438,547)	(157,451)	(281,096)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.7 Index)	6,900,000	1/17/47	5.000% monthly	(179,317)	(182,511)	3,194

Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.7 Index)	17,090,000	1/17/47	5.000% monthly	(444,134)	(136,787)	(307,347)

Total	$66,960,000			$(1,175,018)	$(232,840)	$(942,178)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015